Fair Value Measurements - Derivatives in Cash Flow Hedging Relationships (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swap arrangements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in OCI (Effective Portion)		$ 8	$ 23	$ 38	$ 12
Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from OCI into Income (Effective Portion)	4	6	25	21	14
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)				$ 19	$ 50